As filed with the Securities and Exchange Commission on December 5, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21716

LEHMAN BROTHERS RESERVE LIQUIDITY FUNDS

(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Peter E. Sundman, Chairman of the Board and Chief Executive Officer

Lehman Brothers Reserve Liquidity Funds

605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006-1600

(Names and Addresses of agents for service)

Date of fiscal year end: March 31, 2009

Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

Lehman Brothers
Reserve Liquidity Funds

Prime Reserve Portfolio

Semi-Annual Report

September 30, 2008

Contents

THE PORTFOLIO

Chairman's Letter	1

PORTFOLIO COMMENTARY/MATURITY DIVERSIFICATION

Prime Reserve Portfolio	2

Portfolio Expense Information	7

FINANCIAL STATEMENTS	9

FINANCIAL HIGHLIGHTS/PER SHARE DATA	17

THE MASTER SERIES

SCHEDULE OF INVESTMENTS	19

FINANCIAL STATEMENTS	22

FINANCIAL HIGHLIGHTS	28

Directory	30

Proxy Voting Policies and Procedures	31

Quarterly Portfolio Schedule	31

Board Consideration of the Management and Sub-Advisory Agreement	31

©2008 Lehman Brothers Asset Management LLC All rights reserved.

Chairman's Letter

Dear Shareholder,

I am pleased to present to you this semi-annual report for Prime Reserve Portfolio for the six-month period ended September 30, 2008. The report includes a portfolio manager commentary, a listing of Portfolio investments and unaudited financial statements for the reporting period.

The six-month period was difficult for the capital markets, characterized by an intensifying credit crisis, concerns about economic growth and dramatic changes in the financial landscape involving high profile failures, mergers and federal bailouts of once dominant financial institutions. Seeking to stem the tide, the U.S. government engaged in a number of interventions, most prominently in approving (shortly after the period's close) an historic rescue package involving the purchase of subprime mortgage debt now burdening financial company balance sheets. The Federal Reserve, for its part, continued to look for ways to introduce liquidity into the economy, both through lending facilities and (again, post-period) rate cuts coordinated with other central banks.

Throughout the market turmoil, the Portfolio admirably served its function of providing yield while preserving investor capital. To offer additional assurance to investors, we also have elected to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds, under which the Treasury will guarantee investors $1.00 per share for each share held on September 19, 2008 of any eligible money market fund that participates. The insurance program currently runs until December 18, 2008, after which the Treasury may elect to extend it for an additional period, but not beyond September 18, 2009.

Please be assured that we will continue to rigorously apply our investment discipline as we work through this difficult period for the markets. Thank you for your trust in us. We look forward to continuing to serve you in the years ahead.

Sincerely,

Peter Sundman
Chairman of the Board
Lehman Brothers Reserve Liquidity Funds

Prime Reserve Portfolio Commentary

We are pleased to report that the Prime Reserve Portfolio outperformed the iMoneyNet Money Fund Report Taxable First Tier Institutional Average for the six-month period ended September 30, 2008.

The reporting period was highlighted by a massive flight to quality by investors, record levels of volatility, a major credit crunch and a wide range of aggressive plans by the federal government to loosen credit conditions and shore up the ailing economy.

The period started off with new indications that confirmed investors' fears of a continuing economic slowdown. In April, data revealed that housing starts reached a 17-year low while the S&P/Case–Shiller Home Price Indices showed the biggest annual drop in home prices on record. The Fed reacted by lowering the Fed Funds rate a quarter of a percentage point to 2% on the last day of April with hopes of minimizing any future economic downturn.

As the six-month period progressed, debt holdings backed by defaulted mortgages continued to cause widespread pain in the fixed income market. As the economy continued to slow, mortgage providers Fannie Mae and Freddie Mac, which either own or insure half of the U.S. mortgage market, neared collapse, prompting the federal government to take over the troubled companies in September and provide them with fresh capital.

In September, the debt debacle reached new milestones as Lehman Brothers sought bankruptcy protection and Merrill Lynch agreed to be acquired by Bank of America. In addition, AIG, which insures debt owned by many financial institutions, revealed that it, too, was faltering, prompting a move by the federal government to engineer an $80 billion bailout of the troubled company. Other banks, such as Wachovia and Washington Mutual, were stung by a lack of confidence surrounding their mortgage-related holdings.

The developments caused many investors to panic and sell equities, bonds and even short-term debt such as commercial paper. As part of the sell-off, many investors liquidated money market fund holdings, using the proceeds to purchase short-term Treasuries; the latter eventually reached a premium so high that they briefly carried negative yields. At the end of the reporting period, three-month Treasury bills yielded only 0.92%, compared to the 1.38% yield at the beginning of the six-month period, while yields on two-year U.S. Treasuries rose from 1.62% to 2.00%.

The overall turmoil and loss of confidence caused the Fed to take a range of additional steps, most significantly a $700 billion plan to buy up distressed debt from troubled financial institutions. Although the bailout plan was initially rejected by the U.S. House of Representatives, a revised version was passed after the reporting period and signed into law. As of this writing, bailout architects were also considering purchasing equity stakes in banks, guaranteeing short-term loans that banks make among one another and increasing the size of bank accounts that the FDIC will insure beyond the current $100,000 limit. Specifically affecting the money markets, in September, the U.S. Treasury created the Temporary Guarantee Program for Money Market Funds, which extends limited insurance to p articipating funds on behalf of investors.

The Fed, meanwhile, continued to walk a fine line in maintaining monetary policy, leaving the Fed Funds rate unchanged at 2.00% for the remainder of the last five months of the reporting period. (As of this writing, the Fed had lowered rates two more times to a low rate of just 1.00%. Interest rates were also cut by central banks in South Korea, Hong Kong, Taiwan, England, China, Canada, Sweden and Switzerland and by the European Central Bank. The rate cuts marked the first time in history that so many banks have launched a coordinated attack against a slowing economy.)

Early in the reporting period, the Fed had expressed concern that rising commodity prices for oil and various food items could spark inflation. Such fears appear to have subsided as many indicators point to an economic slowdown. Indeed, jobs have been shed every month this calendar year; if this continues, we believe the trend could exacerbate the slowdown at a time when mortgage delinquencies are rising and home prices are declining. Moreover, the economy has yet to feel the full effect of variable-rate mortgages resetting to higher rates.

Overall, investor sentiment will remain hugely important in the coming months, as a positive reaction to the global efforts to bail out failed banks and create liquidity could play a major role in getting the economy back on track.

Return and Yield Information1,2

For the six-month period ended September 30, 2008, the Prime Reserve Portfolio returned 1.24% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 1.21%. The Portfolio closed the period with a 2.21% seven-day current yield and a 2.23% seven-day effective yield; these more closely reflect current earnings than the six-month figures.

The weighted average maturity of the Portfolio decreased during the period from 41.2 days on March 31, 2008 to 24.3 days on September 30, 2008. As the credit markets seized up during the market disruption, which included large bankruptcies, along with numerous downgrades, and unprecedented actions by the U.S. government to help stimulate liquidity in the credit markets, we purchased highly rated commercial paper and certificates of deposit issued by highly rated banks. The securities purchased ranged in maturity from overnight to three months. Our conservative guidelines and stringent credit policies enabled us to limit the Portfolio's exposure to products and issuers that experienced problems during the six-month period. The Portfolio remains extremely liquid with over 30% being in a combination of cash and overnight securities and 100% of the Portfolio maturing in less than three months. The credit quality of the Portfolio rem ains in high quality issuers with over 70% of investments in A-1+ rated securities.

Sincerely,

John C. Donohue and Timothy J. Robey
Portfolio Co-Managers

Reserve Liquidity Funds

TICKER SYMBOL

Reserve Class	LBRXX

PRIME MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	32.0%
8 – 30 Days	30.2
31 – 90 Days	37.8
91 – 180 Days	0.0
181+ Days	0.0

PERFORMANCE HIGHLIGHTS

Lehman Brothers Reserve Liquidity Series

	Inception	For the 7 Days Ended 9/30/2008
	Date	Current Yield[2]	Effective Yield[2]
Prime Reserve Portfolio[1]	4/11/2005	2.21%	2.23%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit www.lehmanam.com. The composition, industries and holdings of the fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Endnotes

1  Neuberger Berman Management LLC ("Management") has contractually undertaken to forgo current payment of fees and/or reimburse Prime Reserve Portfolio so that total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of the Portfolio are limited to 0.20% of average daily net assets. The undertaking lasts until March 31, 2011. The Portfolio has contractually undertaken to repay Management for fees and expenses forgone and/or its excess expenses paid by Management, provided the repayments do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the repayments are made within three years after the year that Management incurred the expense. For the period ended September 30, 2008, if reimbur sements were not made, performance would be higher for the Portfolio.

2  "Current yield" of a money market fund refers to the income generated by an investment in the Portfolio over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results. Unaudited performance data current to the most recent month-end are available by visiting www.lehmanam.com/publiccp/LAM/americas/cash-mgmt.html.

Glossary of Indices

iMoneyNet Money Fund Report Taxable First Tier Institutional Average:	Measures the performance of institutional money market mutual funds which invest in anything allowable, except Second Tier Commercial Paper.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management LLC and include reinvestment of all dividends and capital gain distributions. The Fund may invest in securities not included in the above-described index.

Information About Your Portfolio's Expenses

This table is designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include the portfolio's proportionate share of expenses of its corresponding master series, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended September 30, 2008 and held for the entire period. The table illustrates the portfolio's costs in two ways:

Actual Expenses and Performance:	The first section of the table provides information about actual account values and actual expenses in dollars, based on the portfolio's actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for
Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the portfolio's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this portfolio versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Information as of 9/30/08 (Unaudited)

Lehman Brothers Reserve Liquidity Funds
	ACTUAL			HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)**
	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses Paid During the Period* 4/1/08 - 9/30/08	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses Paid During the Period* 4/1/08 - 9/30/08
Prime Reserve Portfolio	$1,000.00	$1,012.40	$1.01	$1,000.00	$1,024.07	$1.01

*  Expenses are equal to the annualized expense ratio of .20%, for the portfolio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). The portfolio's expense ratio includes its proportionate share of the expenses of its corresponding master series.

**  Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent half year divided by 365.

Statement of Assets and Liabilities (Unaudited)

Reserve Liquidity Funds
(000's omitted except per share amounts)

PRIME RESERVE PORTFOLIO
September 30, 2008
Assets
Investment in corresponding Master Series, at value (Note A)	$595,496
Total Assets	595,496
Liabilities
Dividends payable	11
Payable to administrator (Note B)	117
Accrued expenses and other payables	119
Total Liabilities	247
Net Assets at value	$595,249
Net Assets consist of:
Paid-in capital	$595,521
Accumulated net realized gains (losses) on investment	(272)
Net Assets at value	$595,249
Shares Outstanding ($.001 par value; unlimited shares authorized)	595,521
Net Asset Value, offering and redemption price per share	$1.00

See Notes to Financial Statements 9

Statement of Operations (Unaudited)

Reserve Liquidity Funds
(000's omitted)

PRIME RESERVE PORTFOLIO
For the Six Months Ended September 30, 2008
Investment Income
Investment income from corresponding Master Series (Note A)	$37,981
Expenses from corresponding Master Series (Notes A & B)	(1,510)
Net investment income from corresponding Master Series	$36,471
Expenses:
Administration fees (Note B)	1,151
Audit fees	3
Legal fees	21
Registration and filing fees	116
Shareholder reports	11
Shareholder servicing agent fees	38
Trustees' fees and expenses	5
Reimbursement of expenses previously assumed by administrator (Note B)	23
Total net expenses	1,368
Net investment income (loss)	$35,103
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net gain (loss) on investments from corresponding Master Series	(297)
Net increase (decrease) in net assets resulting from operations	$34,806

See Notes to Financial Statements 10

Statements of Changes in Net Assets

Reserve Liquidity Funds
(000's omitted)

	PRIME RESERVE PORTFOLIO
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$35,103	$187,676
Net realized gain (loss) on investments from corresponding Master Series	(297)	87
Net increase (decrease) in net assets resulting from operations	34,806	187,763
Distributions to Shareholders From (Note A):
Net investment income	(35,109)	(187,669)
Total distributions to shareholders	(35,109)	(187,669)
From Portfolio Share Transactions (Note D):
Proceeds from shares sold	17,508,448	42,606,682
Proceeds from reinvestment of dividends and distributions	31,980	183,184
Payments for shares redeemed	(19,053,382)	(42,263,611)
Net increase (decrease) from Portfolio share transactions	(1,512,954)	526,255
Net Increase (Decrease) in Net Assets	(1,513,257)	526,349
Net Assets:
Beginning of period	2,108,506	1,582,157
End of period	$595,249	$2,108,506
Undistributed net investment income (loss) at end of period	$—	$6

See Notes to Financial Statements 11

Notes to Financial Statements Reserve Liquidity Funds (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: The Prime Reserve Portfolio ("Prime Reserve" or the "Portfolio") is a separate operating series of Lehman Brothers Reserve Liquidity Funds (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated February 15, 2005. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

  The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other series of the Trust.

  The Portfolio seeks to achieve its investment objective by investing all of its net investable assets in a Master Series of Institutional Liquidity Trust, Prime Master Series (the "Master Series"), that has an investment objective identical to, and a name similar to, that of the Portfolio. The value of the Portfolio's investment in the Master Series reflects the Portfolio's proportionate interest in the net assets of the Master Series (47.59% at September 30, 2008). The performance of the Portfolio is directly affected by the performance of the Master Series. The financial statements of the Master Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

  It is the policy of the Portfolio to maintain a continuous net asset value per share of $1.00; the Portfolio has adopted certain investment, valuation, and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Portfolio will be able to maintain a stable net asset value per share. The Portfolio complies with Rule 2a-7 of the 1940 Act.

  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Neuberger Berman Management LLC ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

  Management, the investment manager of the Master Series, and Lehman Brothers Asset Management LLC ("LBAM"), sub-adviser to the Master Series, are wholly owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly owned holding company. On September 15, 2008, Lehman filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code. On September 29, 2008, it was announced that Bain Capital Partners, LLC and Hellman & Friedman LLC have agreed to acquire Neuberger Berman and the fixed income management and certain other parts of Lehman Brothers' Investment Management Division, in a cash transaction with Lehman. The transaction is subject to certain conditions and approvals, including approval by the bankruptcy court having jurisdiction over the Lehman matter. Other potential bids may be received during the time period for an open auction mandated by the bankruptcy court.

  These events, while affecting Lehman, have not had a material impact on the Portfolio or its operations. Management and LBAM will continue to operate in the ordinary course of business as the investment manager and sub-adviser of the Master Series.

  If completed, acquisition of the Neuberger Berman entities would constitute an "assignment" of the Master Series' Management and Sub-Advisory Agreements and, by law, would automatically terminate those agreements. Accordingly, the Master Series' Board of Trustees will consider new investment management and sub-advisory agreements with the Neuberger Berman entities for the Master Series. If approved by the Board, including the Trustees who are not "interested persons" of the investment manager and its affiliates or the Master Series, the new agreements will require the approval of the Portfolio's shareholders.

2  Portfolio valuation: The Portfolio records its investment in the Master Series at value. Investment securities held by the Master Series are valued as indicated in the notes following the Master Series' Schedule of Investments.

3  Income tax information: It is the policy of the Portfolio to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

  The Portfolio has adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109". FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken, or expected to be taken, in a tax return. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. The Portfolio is subject to examination by U.S. federal and state tax authorities for returns filed for the prior two fiscal years 2006 - 2007. As of September 30, 2008, the Portfolio did not have any unrecognized tax benefits.

  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Master Series, timing differences and differing characterization of distributions made by the Portfolio as a whole.

  As determined on March 31, 2008, there were no permanent differences resulting from different book and tax accounting.

  The tax character of distributions paid during the years ended March 31, 2008 and March 31, 2007 was as follows:

Distributions Paid From:
Ordinary Income		Total
2008	2007	2008	2007
$187,669,127	$136,739,181	$187,669,127	$136,739,181

  As of March 31, 2008, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Loss Carryforwards and Other Deferrals	Total
$109,939	($21,268)	$88,671

  The difference between book basis and tax basis distributable earnings is attributable primarily to timing differences of distribution payments and non-deductible organization costs.

  To the extent the Portfolio's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Portfolio not to distribute such gains. As determined at March 31, 2008, the Portfolio did not have unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains.

  During the year ended March 31, 2008, the Portfolio utilized capital loss carryforwards of $45,181.

4  Distributions to shareholders: The Portfolio earns income, net of expenses, daily on its investment in the Master Series. It is the policy of the Portfolio to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

5  Expense allocation: Certain expenses are applicable to multiple funds. The Portfolio bears its proportionate share of its corresponding Master Series' expenses. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust that are not directly attributed to the Portfolio are allocated among the series of the

Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Portfolio or the Trust, are allocated among the Portfolio and the other investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

6  Other: All net investment income and realized and unrealized capital gains and losses of the Master Series are allocated pro rata among the Portfolio and any other investors in the Master Series (including any other investment companies), if any.

7  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

  The Portfolio retains Management as its administrator under an Administration Agreement. The Portfolio pays Management an administration fee at the annual rate of 0.08% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement. The Portfolio indirectly pays for investment management services through its investment in the Master Series at the annual rate of 0.08% of average daily net assets (see Note B of Notes to Financial Statements of the Master Series).

  Management has contractually undertaken through March 31, 2011 to forgo current payment of fees and/or reimburse the Portfolio for its operating expenses plus its pro rata portion of its corresponding Master Series' operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") which exceed, in the aggregate, 0.20% per annum of the Portfolio's average daily net assets (the "Expense Limitation"). For the six months ended September 30, 2008, no waiver or reimbursement of expenses to the Portfolio was required.

  The Portfolio has agreed to repay Management for fees and expenses foregone and/or its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement or waived fees. During the six months ended September 30, 2008, the Portfolio reimbursed Management $22,637, under this agreement.

  At September 30, 2008, contingent liabilities to Management under this agreement were as follows:

Expiring in:
2009	2010	2011	2012	Total
$446,382	$386,536	$—	$—	$832,918

  Management and LBAM are wholly-owned subsidiaries of Lehman. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

  The Portfolio also has a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of the Portfolio.

  Management acts as agent in arranging for the sale of shares without commission and bears advertising and promotion expenses. The Board had previously adopted a distribution plan ("Plan"), pursuant to Rule 12b-1 under the 1940 Act which was eliminated for all series of the Trust as of October 2, 2006. The Plan provided that, as compensation for administrative and other services provided to the Portfolio, Management's activities and expenses related to the sale and distribution of the Portfolio, and ongoing services provided to investors in the Portfolio, Management received a fee at the annual rate of 0.05% of average daily net assets. Management received this amount to provide distribution and shareholder servicing and paid a portion of it to institutions that provided such services. Those institutions were able to use these payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid during any year may be more or less than the cost of distribution and other services provided to the Portfolio. NASD rules limit the amount of annual distribution fees that have been paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complied with those rules.

  The Master Series has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2008, the impact of this arrangement was a reduction of expenses of $589.

Note C—Investment Transactions:

  During the six months ended September 30, 2008, contributions and withdrawals in the Portfolio's investment in the Master Series were as follows:

(000's omitted)	Contributions	Withdrawals
	$12,710,582	$14,260,216

Note D—Portfolio Share Transactions:

  Share activity at $1.00 per share for the six months ended September 30, 2008 and for the year ended March 31, 2008 were as follows:

	For the Six Months Ended September 30, 2008				For the Year Ended March 31, 2008
(000's omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
	17,508,448	31,980	(19,053,382)	(1,512,954)	42,606,682	183,184	(42,263,611)	526,255

Note E—Recent Market Events

  Recent events have resulted in fixed income instruments, including some money market instruments, to experience liquidity issues, increased price volatility, credit downgrades and increased likelihood of default. Due to the market turbulence, some investors have turned to the safety of securities issued or guaranteed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline.

  The U.S. federal government and certain foreign governments have acted to calm credit markets and increase confidence in the U.S. and world economies. The U.S. government is injecting liquidity into certain large financial services companies and establishing programs to assist in the purchase of money market instruments. The ultimate effect of these efforts is, of course, not yet known.

Note F—U.S. Treasury Temporary Guarantee Program for Money Market Funds

  On October 8, 2008, the Portfolio paid 0.01% of its net asset value as of September 19, 2008 to participate in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the United States Department of the Treasury ("U.S. Treasury").

  Subject to certain conditions and limitations, in the event that the per share value of the Portfolio falls below $0.995 and the Portfolio liquidates its holdings, the Program guarantees investors of each Portfolio $1.00 per share for the lesser of either the number of shares the investor held in a Portfolio on September 19, 2008 or the number of shares the investor held on the date the net asset value fell below $0.995. The Program applies only to shareholders of record on September 19, 2008 who maintain an account with the Portfolio from the close of business on that date through the date on which the Portfolio's per share value falls below $0.995. Those shareholders may purchase and redeem shares in their account during the period covered by the Program. However, the number of shares covered by the guarantee cannot exceed the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder's account increases after September 19, 2008, the amount of the increase will not be covered by the guarantee.

  The Program will provide coverage to qualifying shareholders for an initial three-month period ending December 18, 2008. The Secretary of the U.S. Treasury may extend the Program beyond its initial three-month term through September 18, 2009. If the Program is extended, the Board will consider whether to continue to participate and, if so, the Portfolio would be required to pay additional fees.

  As of the time of this report, assets available to the Program to support all participating money market funds are limited to $50 billion and payments under the Program are dependent on the availability of assets in the Program at the time a request for payment is made. Payments will be made on a first-come-first-serve basis.

Note G—Unaudited Financial Information:

  The financial information included in this interim report is taken from the records of the Portfolio without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Prime Reserve Portfolio†

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series' Financial Statements and notes thereto.

	Six Months Ended September 30,		Year Ended March 31,		Period from April 11, 2005^ to March 31,
	2008		2008	2007	2006
	(Unaudited)
Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0123		.0476	.0507	.0354
Net Gains or Losses on Securities	(.0005)		.0000	(.0000)	(.0000)
Total From Investment Operations	.0118		.0476	.0507	.0354
Less Distributions From:
Net Investment Income	(.0123)		(.0476)	(.0507)	(.0354)
Total Distributions	(.0123)		(.0476)	(.0507)	(.0354)
Net Asset Value, End of Period	$0.9995		$1.0000	$1.0000	$1.0000
Total Return††	1.24	%**	4.86%	5.19%@	3.59	%**@
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$595.2		$2,108.5	$1,582.2	$829.5
Ratio of Gross Expenses to Average Net Assets#	.20	%*	.19%	.20%	.20	%*
Ratio of Net Expenses to Average Net Assets	.20	%*§	.19%§	.20%‡	.20	%*‡
Ratio of Net Investment Income (Loss) to Average Net Assets	2.44	%*	4.76%	5.11%	3.78	%*

See Notes to Financial Highlights 17

Notes to Financial Highlights Reserve Liquidity Funds (Unaudited)

†  The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Master Series' income and expenses.

††  Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.

‡  After reimbursement and/or waiver of certain expenses by Management (see Note B of Notes to Financial Statements of Lehman Brothers Reserve Liquidity Funds). Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

Year Ended March 31, 2007	Period Ended March 31, 2006(1)
.23%	.34%

  (1)  Period from April 11, 2005 (Commencement of Operations) to March 31, 2006.

§  After reimbursement of expenses previously paid by Management (see Note B of Notes to Financial Statements of Lehman Brothers Reserve Liquidity Funds). Had the Portfolio not made such reimbursements, the annualized ratios of net expenses to average daily net assets would have been:

Six Months Ended September 30, 2008	Year Ended March 31, 2008
.20%	.19%

^  The date investment operations commenced.

*  Annualized.

**  Not annualized.

#  The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

@  Total return would have been lower if Management had not reimbursed and/or waived certain expenses (see Note B of Notes to Financial Statements of Lehman Brothers Reserve Liquidity Funds).

Schedule of Investments Prime Master Series

(Unaudited)

PRINCIPAL AMOUNT		VALUE††
(000's omitted)		(000's omitted)
Certificates of Deposit (24.6%)
$58,200	Banca Intesa NY, Yankee CD, 2.80% – 2.81%, due 11/6/08 – 11/26/08	$58,200
23,300	Bank of Nova Scotia NY, Yankee CD, 2.74%, due 10/15/08	23,300
68,100	Bank of Scotland PLC, Yankee CD, 2.75% – 2.81%, due 10/9/08 – 12/9/08	68,101
17,500	Calyon NY, Yankee CD, 2.64%, due 10/27/08	17,500
5,800	Fortis Bank NY, Yankee CD, 2.85%, due 11/6/08	5,800
30,200	KBC Bank, Yankee CD, 2.79%, due 10/15/08	30,200
40,900	Natixis NY, Yankee CD, 2.90%, due 11/26/08 & 12/5/08	40,900
19,140	Royal Bank of Scotland, Yankee CD, 2.75%, due 10/15/08	19,141
19,400	Skandinaviska Enskilda Banken, Yankee CD, 2.81%, due 11/19/08	19,400
15,600	Societe Generale NY, Yankee CD, 2.80%, due 11/19/08	15,600
9,800	Unicredito Italiano NY, Yankee CD, 3.59%, due 10/16/08	9,802
	Total Certificates of Deposit	307,944
Commercial Paper (34.6%)
40,900	Allied Irish Banks PLC, 2.83% & 2.85%, due 10/29/08 & 11/21/08	40,792	ñ
77,800	Bank of Ireland, 2.79% – 2.81%, due 10/21/08 – 11/5/08	77,627	ñ
38,900	Caisse Nationale d'Epargne, 2.82%, due 11/3/08	38,799	ñ
72,115	Danske Corp., 2.45% & 2.70%, due 10/2/08 & 11/3/08	72,040	ñ
36,900	Dexia Delaware LLC, 2.79% & 2.81%, due 10/8/08 & 11/12/08	36,832
27,200	Intesa Funding LLC, 2.78%, due 11/6/08	27,124
23,300	Skandinaviska Enskilda Banken, 2.79%, due 11/25/08	23,201	ñ
19,400	Societe Generale NA, 2.79%, due 11/6/08	19,346
3,900	Swedbank Mortgage AB, 2.80%, due 10/6/08	3,899
38,800	UBS Finance, Inc., 2.68% & 2.80%, due 10/27/08 & 11/5/08	38,710
35,000	Unicredito Italiano PLC, 2.96%, due 10/29/08	34,919	ñ
19,400	Westpac Banking Corp., 2.69%, due 10/27/08	19,362	ñ
	Total Commercial Paper	432,651
Floating Rate Corporate Debt Securities (10.4%)µ
Banking (4.2%)
19,400	Wachovia Bank NA, Senior Unsecured Floating Rate Notes, 2.87%, due 10/27/08	19,400
2,000	Wachovia Corp., Senior Unsecured Floating Rate Notes, 2.85%, due 10/28/08	2,000
31,100	Wells Fargo & Co., Senior Unsecured Floating Rate Medium-Term Notes, 2.90%, due 10/20/08	31,099
		52,499
Conglomerate (3.9%)
48,600	General Electric Capital Corp., Senior Unsecured Floating Rate Medium-Term Notes, Ser. A, 7.08%, due 10/1/08	48,598
Financial Services (2.3%)
29,200	Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term Notes, 2.91%, due 10/20/08	29,200
	Total Floating Rate Corporate Debt Securities	130,297

See Notes to Schedule of Investments 19

PRINCIPAL AMOUNT		VALUE††
(000's omitted)		(000's omitted)
Repurchase Agreements (21.6%)
$270,000	Goldman Sachs Repurchase Agreement, 1.15%, due 10/1/08, dated 9/30/08, Maturity Value $270,008,625, Collateralized by $250,657,116, Fannie Mae, 5.50% – 6.00%, due 9/1/22 – 11/1/37, and $153,327,553, Freddie Mac, 4.50% – 6.00%, due 4/1/19 – 8/1/38 (Collateral Value $275,400,000)	$270,000
	Total Investments (91.2%)	1,140,892
	Cash, receivables and other assets, less liabilities (8.8%)	110,539
	Total Net Assets (100.0%)	$1,251,431

See Notes to Schedule of Investments 20

Notes to Schedule of Investments Institutional Liquidity Trust (Unaudited)

††  Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

  The Master Series' adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Master Series' investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•   Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – significant unobservable inputs (including the Master Series' own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

  The following is a summary of the inputs used to value the Master Series investments as of September 30, 2008 (000's omitted):

Prime Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	1,140,892
Level 3 – Significant Unobservable Inputs	—
Total	$1,140,892

ñ  Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At September 30, 2008, these securities amounted to approximately $306,740,000 or 24.5% of net assets for the Master Series.

µ  Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2008.

See Notes to Financial Statements 21

Statement of Assets and Liabilities (Unaudited)

Institutional Liquidity Trust
(000's omitted)

PRIME MASTER SERIES
September 30, 2008
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$870,892
Repurchase Agreements	270,000
1,140,892
Cash	109,203
Interest receivable	1,918
Prepaid expenses	90
Total Assets	1,252,103
Liabilities
Payable to investment manager (Note B)	360
Accrued expenses and other payables	312
Total Liabilities	672
Net Assets Applicable to Investors' Beneficial Interests	$1,251,431
Net Assets consist of:
Paid-in capital	$1,251,431
*Cost of investments:
Unaffiliated issuers	$1,140,892

See Notes to Financial Statements 22

Statement of Operations (Unaudited)

Institutional Liquidity Trust
(000's omitted)

PRIME MASTER SERIES
For the Six Months Ended September 30, 2008
Investment Income
Income:
Interest income—unaffiliated issuers (Note A)	$109,833
Expenses:
Investment management fees (Note B)	3,311
Audit fees	2
Custodian fees (Note B)	614
Insurance expense	128
Legal fees	26
Rating agency fees	44
Shareholder reports	3
Trustees' fees and expenses	19
Miscellaneous	204
Total expenses	4,351
Expenses reduced by custodian fee expense offset arrangement (Note B)	(2)
Total net expenses	4,349
Net investment income	$105,484
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	(887)
Net increase (decrease) in net assets resulting from operations	$104,597

See Notes to Financial Statements 23

Statements of Changes in Net Assets

Institutional Liquidity Trust
(000's omitted)

	PRIME MASTER SERIES
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$105,484	$576,386
Net realized gain (loss) on investments	(887)	(2,379)
Net increase from payment by affiliate for losses realized on securities (Note B)	—	2,837
Net increase (decrease) in net assets resulting from operations	$104,597	576,844
Transactions in Investors' Beneficial Interest:
Contributions	23,585,813	71,568,661
Withdrawals	(31,221,591)	(69,845,697)
Net increase (decrease) from transactions in investors' beneficial interest	(7,635,778)	1,722,964
Net Increase (Decrease) in Net Assets	(7,531,181)	2,299,808
Net Assets:
Beginning of period	$8,782,612	6,482,804
End of period	$1,251,431	$8,782,612

See Notes to Financial Statements 24

Notes to Financial Statements Institutional Liquidity Trust (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: The Prime Master Series (the "Master Series") is a separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.

  Other investment companies sponsored by Neuberger Berman Management LLC ("Management"), the Master Series' investment manager, and Lehman Brothers Asset Management LLC ("LBAM"), the sub-adviser to the Master Series, whose financial statements are not presented herein, also invest in the Master Series.

  The assets of the Master Series belong only to the Master Series, and the liabilities of the Master Series are borne solely by the Master Series and no other series of the Trust.

  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

  Management and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly owned holding company. On September 15, 2008, Lehman filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code. On September 29, 2008, it was announced that Bain Capital Partners, LLC and Hellman & Friedman LLC have agreed to acquire Neuberger Berman and the fixed income management and certain other parts of Lehman Brothers' Investment Management Division, in a cash transaction with Lehman. The transaction is subject to certain conditions and approvals, including approval by the bankruptcy court having jurisdiction over the Lehman matter. Other potential bids may be received during the time period for an open auction mandated by the bankruptcy court.

  These events, while affecting Lehman, have not had a material impact on the Master Series or its operations. Management and LBAM will continue to operate in the ordinary course of business as the investment manager and sub-adviser of the Master Series.

  If completed, acquisition of the Neuberger Berman entities would constitute an "assignment" of the Master Series' Management and Sub-Advisory Agreements and, by law, would automatically terminate those agreements. Accordingly, the Master Series' Board of Trustees will consider new investment management and sub-advisory agreements with the Neuberger Berman entities for the Master Series. If approved by the Board, including the Trustees who are not "interested persons" of the investment manager and its affiliates or the Master Series, the new agreements will require the approval of the shareholders of the funds that invest in the Master Series.

2  Portfolio valuation: Investment securities are valued as indicated in the notes following the Master Series' Schedule of Investments.

3  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

4  Income tax information: It is the policy of the Master Series to comply with the requirements of the Internal Revenue Code. It is also the policy of the Master Series to conduct its operations so that its investors that are regulated investment companies and invest substantially all of their net investable assets therein will continue to qualify as such. The Master Series will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

  The Master Series has adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109". FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken, or expected to be taken, in a tax return. The Master Series recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. The Master Series is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years 2005 - 2007. As of September 30, 2008, the Master Series did not have any unrecognized tax benefits.

5  Concentration of risk: The Master Series normally concentrates in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on the Master Series' performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

6  Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to the Master Series are charged to the Master Series. Expenses of the Trust that are not directly attributed to the Master Series are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Master Series or the Trust, are allocated among the Master Series and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7  Repurchase agreements: The Master Series may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. The Master Series requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Master Series to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Master Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Master Series under each such repurchase agreement.

8  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees and Other Transactions with Affiliates:

  The Master Series retains Management as its investment manager under a Management Agreement. For such investment management services, the Master Series pays Management a fee at the annual rate of 0.08% of its average daily net assets.

  Management and LBAM are wholly-owned subsidiaries of Lehman. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to the Master Series, receives a monthly fee paid by Management, based on an annual rate of the Master Series' average daily net assets. The Master Series does not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

  On February 13, 2008, an affiliate of Prime Master Series' adviser purchased $60,000,000 par value of corporate debt of Whistlejacket Capital LLC at a purchase price equal to the amortized cost of the securities (a price in excess of the securities' then fair market value based upon the preceding day's closing market value) plus accrued interest. No shares of Prime Master Series or other consideration was given in exchange for purchasing the securities. The excess of the purchase price over the then current fair value amounted to $2,836,700 and had no impact on Prime Master Series' total return.

  The Master Series has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2008, the impact of this arrangement was a reduction of expenses of $2,463 for the Master Series.

Note C—Securities Transactions:

  All securities transactions for the Master Series were short-term.

Note D—Lines of Credit:

  At September 30, 2008 the Master Series was a participant in a single committed, unsecured $300,000,000 line of credit with the Bank of New York Mellon (formerly, the Bank of New York), as agent, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. A commitment fee of 0.085% per annum (0.075% per annum prior to May 23, 2008) of the unused available line of credit is charged, of which the Master Series has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. Because several investment companies participate, there is no assurance that the Master Series will h ave access to all or any part of the $300,000,000 at any particular time.

  At September 30, 2008, the Master Series was a participant in a single uncommitted, unsecured $150,000,000 line of credit with State Street Bank and Trust Company, as lender, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. Because several investment companies participate, there is no assurance that the Master Series will have access to all or any part of the $150,000,000 at any particular time.

  The Master Series had no loans outstanding pursuant to these lines of credit at September 30, 2008. During the six months ended September 30, 2008, the Master Series did not utilize these lines of credit.

Note E—Recent Market Events

  Recent events have resulted in fixed income instruments, including some money market instruments, to experience liquidity issues, increased price volatility, credit downgrades and increased likelihood of default. Due to the market turbulence, some investors have turned to the safety of securities issued or guaranteed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline.

  The U.S. federal government and certain foreign governments have acted to calm credit markets and increase confidence in the U.S. and world economies. The U.S. government is injecting liquidity into certain large financial services companies and establishing programs to assist in the purchase of money market instruments. The ultimate effect of these efforts is, of course, not yet known.

Note F—Unaudited Financial Information:

  The financial information included in this interim report is taken from the records of the Master Series without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Prime Master Series

	Six Months Ended September 30,		Year Ended March 31,					Period from December 27, 2004^ to March 31,
	2008		2008	2007		2006		2005
	(Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.11	%*	.10%	.10%		.11%		.12	%*
Net Expenses	.11	%*	.10%	.10	%‡	.10	%‡	.11	%*‡
Net Investment Income (Loss)	2.55	%*	4.83%	5.19%		3.78%		2.43	%*
Total Return†	1.29	%**	4.96%	5.29	%@	3.87	%@	0.66	%**@
Net Assets, End of Period (in millions)	$1,251.4		$8,782.6	$6,482.8		$3,206.2		$1,277.5

See Notes to Financial Highlights 28

Notes to Financial Highlights Institutional Liquidity Trust (Unaudited)

#  The Master Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

‡  After waiver of a portion of the investment management fee by Management. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

	Year Ended March 31,		Period Ended March 31,
	2007	2006	2005
Prime Master Series	.11%	.12%	.13	%(1)

  (1)  Period from December 27, 2004 (commencement of operations) to March 31, 2005.

†  Total return for the Master Series has been calculated based on the total return for the feeder fund that invests all of its net investable assets in the Master Series. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of the feeder funds. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted.

^  The date investment operations commenced.

*  Annualized.

**  Not annualized.

@  Total return would have been lower had Management not waived a portion of the investment management fee.

Directory

Investment Manager, Administrator and Distributor

Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
888.556.9030

Sub-Adviser

Lehman Brothers Asset Management LLC
200 South Wacker Drive
Suite 2100
Chicago, IL 60601

Custodian and Shareholder Servicing Agent

State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for the Portfolio and Master Series with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 888-556-9030 (toll-free).

Board Consideration of the Management and Sub-Advisory Agreements

At a meeting held on September 25, 2008, the Board of Trustees of Institutional Liquidity Trust ("Board"), including the Trustees who are not "interested persons" of Neuberger Berman Management LLC ("Management") (including its affiliates) or Institutional Liquidity Trust ("Independent Fund Trustees"), approved the continuance of the Management and Sub-Advisory Agreements ("Agreements") between Management and Institutional Liquidity Trust, on behalf of Prime Master Series. Prime Reserve Portfolio invests all of its net investable assets in Prime Master Series. The term "Fund" is used throughout this section to refer to Prime Master Series or Prime Reserve Portfolio, as appropriate.

In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management") in response to questions submitted by counsel to the Independent Fund Trustees, and met with senior representatives of Management and Lehman Brothers Asset Management regarding their personnel and operations. The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and Lehman Brothers Asset Management.

The Independent Fund Trustees received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuance of the Agreements. They met with such counsel separately from representatives of Management to discuss the annual contract review. The annual contract review extends over two regular meetings of the Board to ensure that Management and Lehman Brothers Asset Management have time to respond to any questions the Independent Fund Trustees may have on their initial review of the report and that the Independent Fund Trustees have time to consider those responses. In addition, during this process, the Board held a separate meeting devoted to reviewing and discussing Fund performance.

The Board considered the following factors, among others, in connection with its approval of the continuance of the Agreements: (1) the nature, extent, and quality of the services provided by Management and Lehman Brothers Asset Management; (2) the performance of the Fund compared to a relevant market index and a peer group of investment companies; (3) the costs of the services provided and profits or losses realized by Management and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale might be realized as the Fund grows; and (5) whether fee levels reflect any such potential economies of scale for the benefit of investors in the Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Board evaluated the terms of the Agreements, the overall fairness of the Agreements to the Fund and whether the Agreements were in the best interests of the Fund and its shareholders.

With respect to the nature, extent and quality of the services provided, the Board considered the performance of the Fund and the experience and staffing of portfolio management and the investment research personnel of Management and Lehman Brothers Asset Management who perform services for the Fund. The Board noted that Management also provides certain administrative services, including fund accounting and compliance oversight. In addition, the Board noted the positive compliance history of Management, as the firm has been free of significant compliance problems.

With respect to performance, the Board considered the performance of the Fund relative to its benchmark and a peer group of investment companies pursuing broadly similar strategies. The Board also considered performance in relation to the degree of risk undertaken by the portfolio managers.

With respect to the overall fairness of the Agreements, the Board considered the Fund's fee structure under the Agreements as compared to a peer group of broadly comparable funds and any fall-out benefits likely to accrue to Management or Lehman Brothers Asset Management or their affiliates from their relationship with the Fund. The Board also considered the profitability of Management and its affiliates from their association with the Fund.

The Board reviewed a comparison of the Fund's management fee and overall expense ratio to a peer group of comparable funds. The Board considered the mean and median of the management fees and expense ratios of the peer group. In addition, the Board considered the contractual limits on Fund expenses undertaken by Management for the Fund.

The Board considered whether there were other funds that were advised or sub-advised by Management or its affiliates or separate accounts managed by Management or its affiliates with similar investment objectives, policies and strategies as the Fund. The Board compared the fees charged to the Fund at various asset levels to the fees charged to any such funds and/or separate accounts. The Board considered the appropriateness and reasonableness of the differences between the fees charged between the Fund and the funds and/or separate accounts and determined that the differences in fees were consistent with the management and other services provided.

The Board also evaluated any apparent or anticipated economies of scale in relation to the services Management provides to the Fund. The Board considered the relatively low level of the management fee and the contractual expense limit for the Fund.

In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to the Fund, the Board reviewed specific data as to Management's profit or loss on the Fund for a recent period and the trend in profit or loss over recent years. The Board also carefully examined Management's cost allocation methodology and in recent years had an independent consultant review the methodology. It also reviewed an analysis from an independent data service on profitability margins in the investment management industry. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to the Fund and, based on its review, concluded that Management's level of profitability was not excessive.

Conclusions

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that Management and Lehman Brothers Asset Management could be expected to provide a high level of service to the Fund; that the performance of the Fund was satisfactory; that the Fund's fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the benefits accruing to the Fund.

Investment manager: Neuberger Berman Management LLC

Sub-adviser: Lehman Brothers Asset Management LLC

Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
888.556.9030
Web site: www.lehmanam.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Portfolio. This report is prepared for the general information of shareholders and is not an offer of shares of the Portfolio. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

F0369 11/08

Item 2. Code of Ethics.

The Board of Trustees (“Board”) of Lehman Brothers Reserve Liquidity Funds (“Registrant”) adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-21716 (filed June 5, 2006). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Martha Goss, Howard Mileaf and George Morriss. Ms. Goss, Mr. Mileaf and Mr. Morriss are independent trustees as defined by Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Only required in an annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the "master" fund in which the Registrant invests, Institutional Liquidity Trust, is disclosed in the Registrant's semi-annual report, which is included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-21716 (filed June 5, 2006).

(a)(2)	The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Reserve Liquidity Funds

By:	/s/ Peter E. Sundman
Peter E. Sundman
Chief Executive Officer

Date: December 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Peter E. Sundman
Peter E. Sundman
Chief Executive Officer

Date: December 4, 2008

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: December 4, 2008